Notes to the consolidated cash flow statements - Operating activities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Profit after income tax expense	$ 3,342	$ 3,196	$ 4,005
Profit after income tax expense, percentage movement from prior period	5.00%
Profit after income tax expense, percentage movement from same period of prior year	(17.00%)
Adjustments:
Depreciation, amortisation and impairment	$ 787	701	536
Depreciation, amortisation and impairment, percentage movement from prior period	12.00%
Depreciation, amortisation and impairment, percentage movement from same period in prior year	47.00%
Impairment charges	$ 452	321	518
Impairment charges/(benefits), percentage movement from prior period	41.00%
Impairment charges/(benefits), percentage movement from same period in prior year	(13.00%)
Net decrease/(increase) in current and deferred tax	$ (321)	409	256
(Increase)/decrease in accrued interest receivable	$ (287)	(172)	(558)
(Increase)/decrease in accrued interest receivable, percentage movement from prior period	67.00%
(Increase)/decrease in accrued interest receivable, percentage movement from same period in prior year	(49.00%)
(Decrease)/increase in accrued interest payable	$ 536	1,050	1,350
(Decrease)/increase in accrued interest payable, percentage movement from prior period	(49.00%)
(Decrease)/increase in accrued interest payable, percentage movement from same period in prior year	(60.00%)
(Decrease)/increase in provisions	$ (363)	353	(526)
(Decrease)/increase in provisions, percentage movement from same period in prior year	(31.00%)
Other non-cash items	$ 153	(1,263)	413
Other non-cash items, percentage movement from same period in prior year	(63.00%)
Cash flows from operating activities before changes in operating assets and liabilities	$ 4,299	4,595	5,994
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(6.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	(28.00%)
Net (increase)/decrease in:
Collateral paid	$ (215)	(353)	1,898
Collateral paid, percentage movement from prior period	(39.00%)
Trading securities and financial assets measured at FVIS	$ (3,464)	443	(4,967)
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	(30.00%)
Derivative financial instruments	$ 313	4,247	(165)
Derivative financial instruments, percentage movement from prior period	(93.00%)
Loans	$ (12,737)	(22,196)	(5,074)
Loans, percentage movement from prior period	(43.00%)
Loans, percentage movement from same period in prior year	151.00%
Other financial assets	$ (339)	276	(148)
Other financial assets, percentage movement from same period in prior year	129.00%
Other assets	$ 4	(18)	26
Other assets, percentage movement from same period in prior year	(85.00%)
Net increase/(decrease) in:
Collateral received	$ (971)	(107)	(2,781)
Collateral received, percentage movement from same period in prior year	(65.00%)
Deposits and other borrowings	$ 15,482	11,228	13,464
Deposits and other borrowings, percentage movement from prior period	38.00%
Deposits and other borrowings, percentage movement from same period in prior year	15.00%
Other financial liabilities	$ 3,758	(16,818)	(328)
Other liabilities	$ (5)	(8)	(4)
Other liabilities, percentage movement from prior period	(38.00%)
Other liabilities, percentage movement from same period in prior year	25.00%
Net cash provided by/(used in) operating activities	$ 6,125	$ (18,711)	$ 7,915
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(23.00%)